Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Inventory	$ 3,530	$ 3,530
Federal Deposit Insurance Corporation, coverage	250,000	250,000
Allowance for doubtful accounts	53,815	6,617	$ 0	$ 0
Operating loss carry forward	$ 7,652,000	$ 4,264,000
Software Development [Member]
Estimated useful life	7 years
Amount of acquisition cost capitalized	$ 3,400,000
Amortization expense	$ 233,991